STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Automobiles & Components - 1.2%
Mobileye Global, Inc., Cl. A	192,853	[a,b]	4,948,608
Banks - 3.1%
First Horizon Corp.	388,984		6,161,507
Popular, Inc.	74,163		6,601,249
			12,762,756
Capital Goods - 7.9%
AECOM	53,443		4,667,712
Ferguson PLC	21,743		4,473,405
Huntington Ingalls Industries, Inc.	25,795		6,528,715
Johnson Controls International PLC	123,087		8,851,186
Quanta Services, Inc.	27,071	[a]	7,469,972
			31,990,990
Commercial & Professional Services - 6.9%
CACI International, Inc., Cl. A	19,400	[b]	8,234,912
Equifax, Inc.	27,270		6,310,005
Rentokil Initial PLC, ADR	270,896	[a]	7,308,774
Waste Connections, Inc.	37,740		6,201,437
			28,055,128
Consumer Discretionary Distribution & Retail - 3.4%
Burlington Stores, Inc.	39,145	[b]	9,396,757
Pool Corp.	12,709		4,620,357
			14,017,114
Consumer Durables & Apparel - 3.1%
Hasbro, Inc.	88,662		5,300,214
Skechers USA, Inc., Cl. A	102,482	[b]	7,319,265
			12,619,479
Consumer Services - 4.7%
ADT, Inc.	571,817		4,065,619
Aramark	302,622		9,729,297
Expedia Group, Inc.	48,046	[b]	5,422,472
			19,217,388
Consumer Staples Distribution & Retail - 1.4%
Dollar Tree, Inc.	49,228	[b]	5,806,443
Energy - 6.9%
Antero Resources Corp.	223,437	[b]	7,961,061
Marathon Oil Corp.	223,485		6,472,126
NOV, Inc.	343,488		6,464,444
Valero Energy Corp.	44,995		7,070,514
			27,968,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Equity Real Estate Investment Trusts - 2.0%
Digital Realty Trust, Inc.	57,284	[c]	8,325,657
Financial Services - 6.8%
Fidelity National Information Services, Inc.	91,672		6,956,071
Global Payments, Inc.	55,193		5,621,407
LPL Financial Holdings, Inc.	25,561		7,315,814
Voya Financial, Inc.	102,827		7,796,343
			27,689,635
Food, Beverage & Tobacco - 5.3%
Conagra Brands, Inc.	198,799		5,940,114
Darling Ingredients, Inc.	122,686	[b]	4,956,514
Molson Coors Beverage Co., Cl. B	88,825		4,868,498
Tyson Foods, Inc., Cl. A	97,584		5,586,684
			21,351,810
Health Care Equipment & Services - 6.0%
Baxter International, Inc.	162,027		5,523,500
Centene Corp.	106,983	[b]	7,658,913
Encompass Health Corp.	82,942		7,165,359
Labcorp Holdings, Inc.	20,297		3,956,088
			24,303,860
Insurance - 6.5%
Arch Capital Group Ltd.	69,018	[b]	7,083,317
Assurant, Inc.	32,560		5,648,183
Reinsurance Group of America, Inc.	31,860		6,684,228
RenaissanceRe Holdings Ltd.	31,136		7,094,649
			26,510,377
Materials - 6.5%
CRH PLC	72,469		5,925,065
Freeport-McMoRan, Inc.	114,011		6,011,800
International Paper Co.	133,541		6,021,364
Newmont Corp.	202,147		8,478,045
			26,436,274
Media & Entertainment - 3.2%
Pinterest, Inc., Cl. A	208,805	[b]	8,663,320
Reddit, Inc., Cl. A	78,993	[b]	4,284,580
			12,947,900
Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
BioMarin Pharmaceutical, Inc.	50,459	[b]	3,787,957
Charles River Laboratories International, Inc.	20,935	[b]	4,363,691
Sarepta Therapeutics, Inc.	38,966	[b]	5,060,125
			13,211,773
Real Estate Management & Development - 1.8%
CoStar Group, Inc.	54,241	[b]	4,240,019

Description		Shares		Value ($)
Common Stocks - 97.4% (continued)
Real Estate Management & Development - 1.8% (continued)
Zillow Group, Inc., Cl. C		74,537	[a,b]	3,052,290
				7,292,309
Semiconductors & Semiconductor Equipment - 3.4%
MKS Instruments, Inc.		66,107		8,368,485
Rambus, Inc.		101,415	[b]	5,604,193
				13,972,678
Software & Services - 5.3%
Akamai Technologies, Inc.		63,383	[b]	5,846,448
Cognizant Technology Solutions Corp., Cl. A		75,246		4,977,523
Dolby Laboratories, Inc., Cl. A		69,344		5,617,557
Twilio, Inc., Cl. A		88,654	[b]	5,088,740
				21,530,268
Transportation - 4.1%
Knight-Swift Transportation Holdings, Inc.		107,547		5,189,143
Lyft, Inc., Cl. A		338,756	[b]	5,287,981
Norfolk Southern Corp.		27,155		6,104,444
				16,581,568
Utilities - 4.6%
Constellation Energy Corp.		48,202		10,471,885
Dominion Energy, Inc.		153,538		8,278,769
				18,750,654
Total Common Stocks (cost $325,477,339)				396,290,814

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
SPDR S&P MidCap 400 ETF Trust (cost $4,034,689)		7,479		4,084,880

Private Equity - .8%
Software & Services - .8%
Databricks, Inc., Ser. H		32,643	[b,d]	2,833,412
Databricks, Inc., Ser. I		2,689	[b,d]	233,405
Total Private Equity (cost $2,596,385)				3,066,817
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,169,714)	5.43	3,169,714	[e]	3,169,714

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,455,608)	5.43	9,455,608	[e]	9,455,608
Total Investments (cost $344,733,735)		102.3%		416,067,833
Liabilities, Less Cash and Receivables		(2.3%)		(9,275,679)
Net Assets		100.0%		406,792,154

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $12,469,131 and the value of the collateral was $12,546,879, consisting of cash collateral of $9,455,608 and U.S. Government & Agency securities valued at $3,091,271. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at May 31, 2024. These securities were valued at $3,066,817 or .8% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	396,290,814	-	-	396,290,814
Equity Securities - Private Equity	-	-	3,066,817	3,066,817
Exchange-Traded Funds	4,084,880	-	-	4,084,880
Investment Companies	12,625,322	-	-	12,625,322

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized appreciation on investments was $71,334,098, consisting of $86,711,999 gross unrealized appreciation and $15,377,901 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.